Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employee related payables	$ 2,974,222	$ 2,225,906
Accrued expenses	8,639,521	5,694,788
VAT, duty and excise tax liability	1,433,547	1,557,733
Other	2,632,808	35,505
Total	$ 15,680,098	$ 9,513,932